Summary of Quarterly Results of Operations and Per Share Amounts (Unaudited) (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financiall Information [Line Items]
Total interest income	$ 6,597,000	$ 6,459,000	$ 6,609,000	$ 6,666,000	$ 6,802,000	$ 5,999,000	$ 5,941,000	$ 5,733,000	$ 26,330,929	$ 24,474,715
Total interest expense	827,000	1,028,000	1,101,000	1,181,000	1,217,000	1,267,000	1,430,000	1,482,000	4,136,616	5,395,535
Net interest income	5,770,000	5,431,000	5,508,000	5,485,000	5,585,000	4,732,000	4,511,000	4,251,000	22,194,313	19,079,180
Provision for loan losses	484,000	371,000	221,000	152,000	585,000	230,000	305,000	348,000	1,228,016	1,468,359
Net interest income after provision for loan losses	5,286,000	5,060,000	5,287,000	5,333,000	5,000,000	4,502,000	4,206,000	3,903,000	20,966,297	17,610,821
Total non-interest income	1,821,000	1,518,000	1,510,000	1,475,000	1,570,000	1,088,000	1,024,000	915,000	6,323,752	4,597,697
Total non-interest expense	5,791,000	5,437,000	5,414,000	5,522,000	5,574,000	4,479,000	4,293,000	4,524,000	22,163,903	18,870,180
Income tax expense	148,000	269,000	346,000	315,000	42,000	365,000	267,000	(207,000)	1,077,379	466,900
Net income	1,168,000	872,000	1,037,000	971,000	954,000	746,000	670,000	501,000	4,048,767	2,871,438
Preferred dividends and stock accretion	106,000	106,000	106,000	106,000	85,000	86,000	85,000	86,000
Net income applicable to common stockholders	$ 1,062,000	$ 766,000	$ 931,000	$ 865,000	$ 869,000	$ 660,000	$ 585,000	$ 415,000	$ 3,624,339	$ 2,528,978
Per common share:
Net income, basic	$ 0.34	$ 0.25	$ 0.30	$ 0.28	$ 0.28	$ 0.22	$ 0.19	$ 0.14	$ 1.31	$ 0.94
Net income, diluted	$ 0.34	$ 0.24	$ 0.30	$ 0.28	$ 0.28	$ 0.21	$ 0.19	$ 0.14	$ 1.29	$ 0.93
Cash dividends declared	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.15	$ 0.15